UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/16 (Unaudited)

MORTGAGE-BACKED SECURITIES (49.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (15.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037			$62,401	$106,139
IFB Ser. 2979, Class AS, 22.652s, 2034			6,211	6,633
IFB Ser. 3072, Class SM, 22.176s, 2035			100,838	160,833
IFB Ser. 3249, Class PS, 20.816s, 2036			62,705	98,489
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,783,663	268,798
Ser. 4000, Class PI, IO, 4 1/2s, 2042			955,714	136,667
Ser. 4546, Class TI, 4s, 2045			4,041,124	419,267
Ser. 4462, IO, 4s, 2045			1,592,003	239,788
Ser. 4425, IO, 4s, 2045			5,413,877	564,234
Ser. 4452, Class QI, IO, 4s, 2044			3,375,238	505,099
Ser. 4193, Class PI, IO, 4s, 2043			2,370,925	341,344
Ser. 4062, Class DI, IO, 4s, 2039			4,817,699	413,438
Ser. 4501, Class BI, IO, 3 1/2s, 2043			4,566,316	325,761
Ser. 4122, Class AI, IO, 3 1/2s, 2042			2,981,802	347,010
Ser. 4122, Class CI, IO, 3 1/2s, 2042			2,722,939	316,885
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,423,754	181,203
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,748,745	171,331
Ser. 4165, Class TI, IO, 3s, 2042			6,122,058	598,125
Ser. 4183, Class MI, IO, 3s, 2042			2,617,484	246,305
Ser. 4210, Class PI, IO, 3s, 2041			1,775,563	128,590
FRB Ser. 57, Class 1AX, IO, 0.378s, 2043			1,820,257	19,722
Ser. 3326, Class WF, zero %, 2035			1,123	953

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036			95,259	193,446
IFB Ser. 07-53, Class SP, 22.538s, 2037			85,039	136,468
IFB Ser. 08-24, Class SP, 21.621s, 2038			82,743	120,743
IFB Ser. 05-75, Class GS, 18.89s, 2035			69,579	99,733
IFB Ser. 05-83, Class QP, 16.215s, 2034			109,600	146,100
IFB Ser. 13-18, Class SB, IO, 5.697s, 2041			1,504,462	169,252
Ser. 374, Class 6, IO, 5 1/2s, 2036			157,513	31,602
Ser. 12-132, Class PI, IO, 5s, 2042			2,211,867	336,500
Ser. 378, Class 19, IO, 5s, 2035			477,270	74,645
Ser. 15-16, Class MI, IO, 4 1/2s, 2045			2,573,939	463,309
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			714,904	138,667
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			4,946,600	565,421
Ser. 409, Class 81, IO, 4 1/2s, 2040			2,375,947	332,207
Ser. 409, Class 82, IO, 4 1/2s, 2040			2,569,874	357,410
Ser. 366, Class 22, IO, 4 1/2s, 2035			129,822	5,763
Ser. 15-88, Class QI, IO, 4s, 2044			3,069,484	400,986
Ser. 13-41, Class IP, IO, 4s, 2043			1,842,978	283,432
Ser. 13-44, Class PI, IO, 4s, 2043			1,801,377	246,797
Ser. 13-60, Class IP, IO, 4s, 2042			1,404,223	194,144
Ser. 12-96, Class PI, IO, 4s, 2041			1,306,448	137,166
Ser. 409, Class C16, IO, 4s, 2040			1,729,708	225,557
Ser. 12-145, Class TI, IO, 3s, 2042			2,692,644	211,103
Ser. 13-35, Class IP, IO, 3s, 2042			2,377,165	218,031
Ser. 13-53, Class JI, IO, 3s, 2041			2,035,613	172,824
Ser. 13-23, Class PI, IO, 3s, 2041			2,185,070	156,320
FRB Ser. 03-W10, Class 1, IO, 0.66s, 2043			342,070	4,570
Ser. 99-51, Class N, PO, zero %, 2029			12,359	11,123

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.702s, 2043			978,049	161,261
Ser. 14-122, Class IC, IO, 5s, 2044			1,376,980	253,833
Ser. 14-76, IO, 5s, 2044			1,936,317	322,451
Ser. 15-187, Class KI, IO, 5s, 2043			4,597,757	480,898
Ser. 13-22, Class IE, IO, 5s, 2043			3,004,175	503,407
Ser. 13-22, Class OI, IO, 5s, 2043			2,627,872	440,008
Ser. 13-3, Class IT, IO, 5s, 2043			1,383,429	229,352
Ser. 13-6, Class IC, IO, 5s, 2043			1,205,432	205,719
Ser. 12-146, IO, 5s, 2042			1,217,609	207,188
Ser. 13-6, Class CI, IO, 5s, 2042			888,263	138,409
Ser. 13-130, Class IB, IO, 5s, 2040			862,952	55,946
Ser. 13-16, Class IB, IO, 5s, 2040			734,352	25,295
Ser. 11-41, Class BI, IO, 5s, 2040			528,031	35,136
Ser. 10-35, Class UI, IO, 5s, 2040			424,203	72,773
Ser. 10-20, Class UI, IO, 5s, 2040			1,317,625	208,844
Ser. 10-9, Class UI, IO, 5s, 2040			5,911,017	988,251
Ser. 09-121, Class UI, IO, 5s, 2039			3,057,887	527,975
Ser. 15-79, Class GI, IO, 5s, 2039			1,106,600	173,342
Ser. 14-147, Class IJ, IO, 4 1/2s, 2044			2,692,762	339,961
Ser. 13-182, Class IQ, IO, 4 1/2s, 2043			2,712,080	461,054
Ser. 14-100, Class LI, IO, 4 1/2s, 2043			3,769,113	501,179
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			2,578,922	386,039
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			653,045	79,051
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			361,780	13,288
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			160,431	16,670
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,492,349	367,173
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,364,699	366,103
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			2,625,458	384,380
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,604,093	243,275
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,136,363	234,329
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			546,030	46,200
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			1,717,351	128,269
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			441,475	12,573
Ser. 15-186, Class AI, IO, 4s, 2045			6,679,651	915,045
Ser. 15-53, Class MI, IO, 4s, 2045			2,805,121	596,074
Ser. 15-40, IO, 4s, 2045			3,129,269	628,992
Ser. 14-4, Class IC, IO, 4s, 2044			1,356,778	191,539
Ser. 14-100, Class NI, IO, 4s, 2043			6,366,005	658,627
Ser. 13-165, Class IL, IO, 4s, 2043			1,124,192	157,882
Ser. 12-56, Class IB, IO, 4s, 2042			1,055,069	148,751
Ser. 12-38, Class MI, IO, 4s, 2042			3,284,290	529,486
Ser. 12-47, Class CI, IO, 4s, 2042			2,601,964	357,641
Ser. 16-48, Class MI, IO, 3 1/2s, 2046			2,557,349	458,788
Ser. 15-95, Class PI, IO, 3 1/2s, 2045			4,605,522	374,199
Ser. 15-64, Class PI, IO, 3 1/2s, 2045			4,429,474	340,361
Ser. 13-76, IO, 3 1/2s, 2043			4,688,857	449,474
Ser. 13-28, IO, 3 1/2s, 2043			1,478,522	148,199
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			2,286,421	216,044
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,191,280	301,065
Ser. 13-14, IO, 3 1/2s, 2042			6,858,075	741,015
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,356,256	221,441
Ser. 12-136, Class BI, IO, 3 1/2s, 2042			2,506,831	422,652
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			2,936,224	507,438
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			1,546,061	287,719
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			5,126,397	522,616
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			2,846,680	262,464
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			2,558,850	324,541
Ser. 13-H08, IO, 2.923s, 2063			5,766,628	433,074
Ser. 16-H09, Class BI, IO, 2.236s, 2066			6,120,881	745,009
Ser. 15-H15, Class BI, IO, 2.23s, 2065			3,355,851	431,036
Ser. 16-H03, Class AI, IO, 2.051s, 2066			4,734,861	573,444
Ser. 16-H03, Class DI, IO, 2.042s, 2065			5,184,862	553,448
Ser. 15-H20, Class CI, IO, 2.04s, 2065			5,566,815	727,360
Ser. 15-H24, Class AI, IO, 1.985s, 2065			4,984,913	647,540
Ser. 16-H02, Class HI, IO, 1.859s, 2066			6,366,686	700,335
Ser. 15-H25, Class EI, IO, 1.843s, 2065			4,792,655	535,819
Ser. 15-H20, Class AI, IO, 1.833s, 2065			5,223,738	595,506
Ser. 16-H10, Class AI, IO, 1.82s, 2066			12,930,527	1,242,543
FRB Ser. 15-H08, Class CI, IO, 1.787s, 2065			2,883,835	299,910
Ser. 16-H06, Class DI, IO, 1.728s, 2065			7,412,148	839,055
Ser. 15-H23, Class BI, IO, 1.72s, 2065			5,112,902	545,547
Ser. 13-H08, Class CI, IO, 1.657s, 2063			5,337,057	412,021
Ser. 16-H06, Class CI, IO, 1.609s, 2066			6,991,012	625,696
Ser. 15-H26, Class CI, IO, 0.742s, 2065			16,054,547	433,473
Ser. 06-36, Class OD, PO, zero %, 2036			3,371	2,971

				39,745,405
Commercial mortgage-backed securities (21.9%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			776,000	756,942

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.494s, 2051			69,289,825	263,572

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.573s, 2045			283,488	283,524

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050			266,000	263,340
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			1,335,000	1,214,850
Ser. 05-PWR7, Class D, 5.304s, 2041			441,000	373,924
Ser. 05-PWR7, Class B, 5.214s, 2041			653,418	646,884
Ser. 05-PWR9, Class C, 5.055s, 2042			401,000	388,970

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.562s, 2039			850,000	744,345
FRB Ser. 06-PW14, Class XW, IO, 0.824s, 2038			14,992,091	64,466

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.326s, 2044			507,000	492,064
FRB Ser. 07-CD5, Class XS, IO, 0.514s, 2044			23,261,001	33,069

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.823s, 2047			409,000	408,239
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			1,025,000	912,660

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			301,000	267,752

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.26s, 2046			600,000	533,987
FRB Ser. 14-GC21, Class D, 4.996s, 2047			807,000	646,165
FRB Ser. 13-GC11, Class E, 4.603s, 2046			396,000	308,745

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.956s, 2046			3,279,000	3,230,926

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 6.007s, 2049			962,000	949,627
Ser. 06-C8, Class AJ, 5.377s, 2046			1,887,000	1,802,085

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.337s, 2046			121,000	112,651
FRB Ser. 13-CR9, Class D, 4.399s, 2045			428,000	412,686
Ser. 12-LC4, Class E, 4 1/4s, 2044			392,000	320,716
Ser. 13-LC13, Class E, 3.719s, 2046			574,000	416,035
Ser. 14-CR18, Class E, 3.6s, 2047			592,000	372,395

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.859s, 2039			16,826,645	109,373

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			653,495	326,747

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.961s, 2020			1,803,225	26,886

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.631s, 2048			2,843,000	2,810,306

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.52s, 2044			1,052,477	1,035,374

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			216,995	210,485

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.053s, 2041			4,554,741	60,745

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046			407,000	361,986
FRB Ser. 13-GC10, Class E, 4.557s, 2046			393,000	285,436
FRB Ser. 05-GG4, Class XC, IO, 0.673s, 2039			2,362,940	5,435

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.497s, 2046			662,000	530,659
FRB Ser. 14-GC18, Class D, 5.112s, 2047			1,954,000	1,601,694
Ser. 11-GC3, Class E, 5s, 2044			577,000	550,981
FRB Ser. 14-GC26, Class D, 4.661s, 2047			811,000	623,643

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974s, 2047			455,000	379,698
FRB Ser. 14-C18, Class E, 4.474s, 2047			407,000	285,877
FRB Ser. 14-C25, Class D, 4.097s, 2047			1,050,000	808,185
Ser. 14-C25, Class E, 3.332s, 2047			788,000	460,225

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051			1,092,500	1,081,903
FRB Ser. 06-LDP6, Class B, 5.856s, 2043			368,641	368,641
Ser. 06-LDP8, Class B, 5.52s, 2045			328,000	303,630
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			375,000	374,625

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051			488,000	492,050
FRB Ser. 07-CB20, Class C, 6.384s, 2051			534,000	493,427
FRB Ser. 11-C3, Class F, 5.801s, 2046			410,000	417,175
Ser. 13-C13, Class E, 3.986s, 2046			763,000	596,208
Ser. 13-C10, Class E, 3 1/2s, 2047			943,000	696,500
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			541,000	400,881
FRB Ser. 07-CB20, Class X1, IO, 0.454s, 2051			45,043,284	145,742

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			235,930	240,960

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			99,498	99,438
FRB Ser. 06-C3, Class C, 5.704s, 2039			1,837,000	1,802,556
Ser. 06-C6, Class E, 5.541s, 2039			750,000	297,600
FRB Ser. 06-C6, Class C, 5.482s, 2039			1,200,000	920,280

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.859s, 2039			10,010,774	17,919

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.41s, 2048			443,000	392,152

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.472s, 2051			184,000	190,403
Ser. 06-C2, Class AJ, 5.802s, 2043			1,014,000	1,008,930

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321s, 2037			34,295	1,300
FRB Ser. 07-C5, Class X, IO, 5.886s, 2049			1,002,506	67,268

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			1,105,000	1,090,525

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049			388,000	382,219

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.854s, 2047			923,000	739,957
FRB Ser. 13-C11, Class F, 4.56s, 2046			496,000	383,477
FRB Ser. 13-C10, Class E, 4.219s, 2046			666,000	519,880
Ser. 14-C17, Class E, 3 1/2s, 2047			723,000	436,737
Ser. 15-C24, Class D, 3.257s, 2048			484,000	319,718
Ser. 14-C19, Class D, 3 1/4s, 2047			550,000	369,955

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,089,180
FRB Ser. 06-HQ8, Class C, 5.59s, 2044			550,000	550,000
FRB Ser. 06-HQ8, Class D, 5.59s, 2044			823,000	580,627
Ser. 07-HQ11, Class C, 5.558s, 2044			1,102,000	760,380
Ser. 06-HQ10, Class B, 5.448s, 2041			700,000	658,024
Ser. 06-HQ10, Class AJ, 5.389s, 2041			842,000	837,369

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.477s, 2043			369,000	367,118

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6.097s, 2039			925,009	843,053

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			674,048	674,452

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 1s, 2018 (Cayman Islands)			193,000	38,600

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			613,971	153,493

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 13-C6, Class D, 4.492s, 2046			429,000	386,315

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.254s, 2045			1,920,000	1,494,144
FRB Ser. 07-C34, IO, 0.456s, 2046			13,405,199	88,474

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045			462,000	393,578
FRB Ser. 13-LC12, Class D, 4.433s, 2046			188,000	166,232
Ser. 14-LC18, Class D, 3.957s, 2047			756,000	547,078

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C16, Class D, 5.149s, 2046			399,000	377,614
FRB Ser. 14-C19, Class E, 5.136s, 2047			1,219,000	873,527
Ser. 12-C6, Class E, 5s, 2045			534,000	427,787
FRB Ser. 12-C7, Class E, 4.992s, 2045			372,000	349,796
Ser. 12-C7, Class F, 4 1/2s, 2045			2,524,000	2,134,042
Ser. 14-C19, Class D, 4.234s, 2047			681,000	533,297
Ser. 13-C12, Class E, 3 1/2s, 2048			510,000	387,294

				56,057,884
Residential mortgage-backed securities (non-agency) (11.8%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 2.589s, 2036			1,201,224	600,612
FRB Ser. 15-RR5, Class 2A3, 1.48s, 2046			620,000	386,535
FRB Ser. 12-RR5, Class 4A8, 0.616s, 2035			218,230	202,327

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.378s, 2034			369,904	364,076

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.211s, 2034			43,061	23,204

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.746s, 2025 (Bermuda)			484,000	487,630

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.145s, 2046			360,489	302,811
FRB Ser. 05-38, Class A1, 1.937s, 2035			505,027	444,468
FRB Ser. 06-OA10, Class 1A1, 1.397s, 2046			337,650	237,936
FRB Ser. 06-OA7, Class 1A2, 1.377s, 2046			900,643	684,489
FRB Ser. 05-38, Class A3, 0.803s, 2035			1,194,786	1,015,670
FRB Ser. 05-59, Class 1A1, 0.778s, 2035			636,925	515,909
FRB Ser. 06-OC2, Class 2A3, 0.743s, 2036			416,608	291,626
FRB Ser. 06-OA10, Class 4A1, 0.643s, 2046			4,844,012	3,390,808

CSMC Trust 144A
FRB Ser. 10-18R, Class 6A4, 3.097s, 2036			2,000,000	1,767,381
FRB Ser. 09-13R, Class 3A2, 2.589s, 2036			981,064	544,490

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA1, Class B, 13.203s, 2028			250,000	266,528
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.953s, 2025			992,315	1,065,151
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA2, Class B, 10.953s, 2028			250,000	252,500
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA2, Class B, 10.953s, 2028			326,000	307,094
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA1, Class B, 10.453s, 2028			900,000	862,740
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA3, Class B, 9.803s, 2028			663,958	627,750
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class B, 8.003s, 2027			590,947	565,046
Structured Agency Credit Risk FRB Ser. 16-HQA2, Class M3, 5.603s, 2028			490,000	486,427

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.203s, 2028			300,000	321,750
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 12.703s, 2028			1,030,000	1,135,472
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.203s, 2028			570,000	613,041
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.203s, 2028			800,000	861,260
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.353s, 2028			1,870,000	1,940,293
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.153s, 2028			2,479,000	2,550,515
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.003s, 2028			100,000	102,261
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.453s, 2025			1,316,000	1,326,038
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.453s, 2025			720,000	729,481
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.003s, 2025			438,473	445,489
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.453s, 2025			64,000	63,816
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.453s, 2025			130,000	129,959

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.633s, 2036			777,560	385,592

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.983s, 2035			266,981	234,286

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			199,105	199,097

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.59s, 2047			500,000	250,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.503s, 2035			195,005	188,550
FRB Ser. 05-AR19, Class A1C3, 0.953s, 2045			921,375	775,060
FRB Ser. 05-AR13, Class A1C3, 0.943s, 2045			2,207,168	1,853,363
FRB Ser. 05-AR19, Class A1C4, 0.853s, 2045			480,157	393,729

				30,192,260

Total mortgage-backed securities (cost $137,179,081)				$125,995,549

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (47.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.8%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, August 1, 2046			$5,000,000	$5,298,633
3 1/2s, TBA, July 1, 2046			9,000,000	9,550,547

				14,849,180
U.S. Government Agency Mortgage Obligations (41.4%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, July 1, 2046			3,000,000	3,372,188
4 1/2s, TBA, July 1, 2046			3,000,000	3,275,156
4s, TBA, August 1, 2046			1,000,000	1,071,328
4s, TBA, July 1, 2046			1,000,000	1,072,188
3 1/2s, TBA, August 1, 2046			7,000,000	7,375,976
3 1/2s, TBA, July 1, 2046			40,000,000	42,196,876
3s, TBA, August 1, 2046			14,000,000	14,500,391
3s, TBA, July 1, 2046			32,000,000	33,202,499

				106,066,602

Total U.S. government and agency mortgage obligations (cost $119,726,172)				$120,915,782

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

Federal National Mortgage Association unsec. notes zero %, June 1, 2017(i)			$145,000	$144,127

Total U.S. government agency obligations (cost $144,127)				$144,127

CORPORATE BONDS AND NOTES (34.3%)(a)
			Principal amount	Value

Basic materials (3.2%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$180,000	$179,730

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			256,000	301,440

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			86,000	85,463

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			228,000	238,830

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			93,000	107,648

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			343,000	349,860

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			333,000	362,138

Builders FirstSource, Inc. 144A sr. notes 7 5/8s, 2021			14,000	14,630

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			153,000	170,978

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			18,000	19,103

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			490,000	475,300

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			200,000	213,250

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			211,000	196,758

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			305,000	296,613

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			83,000	83,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			238,000	183,855

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			93,000	91,169

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			150,000	144,750

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55s, 2022 (Indonesia)			16,000	14,080

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			280,000	312,900

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			298,000	312,125

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			285,000	238,688

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022			112,000	110,880

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			178,000	178,890

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022			140,000	144,900

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			229,000	236,729

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			262,000	262,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			80,000	78,000

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			140,000	143,150

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			322,000	335,685

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027			20,000	21,000

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			400,000	396,000

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022			45,000	46,913

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			124,000	141,050

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			110,000	113,850

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			60,000	61,575

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			54,000	55,553

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			45,000	46,856

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			119,000	138,784

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			125,000	131,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	51,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			20,000	20,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,713

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			201,000	141,203

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			135,000	133,313

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			125,000	130,781

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			115,000	120,463

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			55,000	48,400

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			216,000	221,400

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			116,000	119,190

				8,052,361
Capital goods (2.0%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			485,000	489,850

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			218,000	241,980

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			120,000	117,600

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			190,000	190,000

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)			280,000	286,300

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			185,000	188,469

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			255,000	246,713

Berry Plastics Corp. company guaranty notes 6s, 2022			70,000	72,363

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	107,494

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			67,000	67,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			235,000	256,150

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			105,000	109,988

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			364,000	318,500

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			234,000	229,320

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024			235,000	262,613

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			215,000	199,413

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			235,000	237,938

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			95,000	97,613

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			402,000	414,060

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7s, 2024			144,000	148,248

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			127,000	127,159

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023			160,000	156,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			45,000	47,700

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			150,000	152,157

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			235,000	238,083

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			150,000	152,063

				5,155,574
Communication services (4.2%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			200,000	197,000

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)			480,000	484,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			265,000	279,906

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	153,827

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			198,000	202,455

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026			105,000	106,575

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			249,000	258,338

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5 3/4s, 2026			49,000	50,470

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2023			360,000	362,025

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			152,000	149,340

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			40,000	41,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			210,000	199,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			165,000	157,163

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			85,000	93,288

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			109,000	99,190

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			120,000	122,400

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	170,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			132,000	122,760

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			238,000	242,760

Frontier Communications Corp. sr. unsec. notes 11s, 2025			151,000	156,285

Frontier Communications Corp. sr. unsec. notes 10 1/2s, 2022			197,000	208,451

Frontier Communications Corp. sr. unsec. notes 8 7/8s, 2020			63,000	67,253

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			80,000	75,421

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			50,000	44,375

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			117,000	80,730

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			80,000	54,000

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			13,000	3,185

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			57,000	14,108

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	60,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			65,000	67,729

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			75,000	75,281

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			205,000	207,050

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)			600,000	586,500

Numericable-SFR SA 144A sr. bonds 6 1/4s, 2024 (France)			200,000	190,000

Numericable-SFR SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	111,807

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$40,000	40,600

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			105,000	93,319

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			286,000	304,590

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			753,000	615,578

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			290,000	247,225

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			282,000	299,625

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			140,000	146,300

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			206,000	215,270

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			156,000	161,460

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			75,000	76,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			190,000	199,263

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	295,000	357,946

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	84,000	98,302

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	90,720	106,151

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	190,350	220,603

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$363,000	375,705

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	211,500	289,457

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			$286,000	265,980

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			391,000	404,685

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)			200,000	190,500

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	125,000	136,822

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			$56,000	52,780

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			371,000	311,640

				10,706,242
Consumer cyclicals (5.2%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			110,000	110,550

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			105,000	104,475

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			164,000	168,920

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			249,000	218,498

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			219,000	239,371

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			102,000	93,840

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			98,000	40,180

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			150,000	159,750

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			235,000	234,413

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			120,000	114,750

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			243,000	258,188

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			85,000	87,550

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			100,000	102,456

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			72,000	73,260

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			25,000	24,750

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			136,000	129,200

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			362,000	362,000

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			65,000	69,063

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			45,000	46,350

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			230,000	238,625

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)			200,000	198,750

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			134,000	74,538

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			175,000	181,344

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026			70,000	72,100

Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5s, 2026			55,000	56,031

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			266,000	277,305

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	205,271

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			$145,000	145,363

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			357,000	359,678

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			288,000	216,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			122,000	126,575

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			173,000	179,001

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			31,000	29,140

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			120,000	105,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			332,000	317,890

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			197,000	222,118

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			85,000	91,375

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			55,000	57,200

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			80,000	82,800

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			25,000	26,219

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			55,000	57,888

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			85,000	88,222

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			249,000	253,046

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			105,000	109,200

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			73,000	73,365

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			80,000	83,000

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			234,000	224,640

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			175,000	191,188

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			28,000	29,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			147,000	158,760

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			113,000	79,383

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			425,000	323,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			95,000	77,425

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			258,000	267,030

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			267,000	277,013

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			135,000	139,050

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			94,000	96,585

Owens Corning company guaranty sr. unsec. notes 4.2s, 2024			129,000	134,931

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			222,000	225,885

Penske Automotive Group, Inc. company guarantee sr. unsec. sub. notes 5 1/2s, 2026			57,000	54,150

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			192,000	192,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			124,000	119,660

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			180,000	184,500

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2025			180,000	177,750

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			134,000	135,005

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			8,000	8,180

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			32,000	32,800

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			240,000	248,700

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			155,000	158,488

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			530,000	430,625

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			50,000	31,625

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			150,000	150,750

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			98,000	102,900

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			19,000	19,570

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			218,000	222,905

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			117,000	120,949

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			295,000	304,219

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			105,000	109,331

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			10,000	10,600

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			10,000	10,438

Standard Industries, Inc. 144A sr. unsec. notes 6s, 2025			45,000	47,025

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024			220,000	223,850

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021			20,000	20,550

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			183,000	181,170

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			326,000	325,185

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			70,000	68,338

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			233,000	238,825

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5 1/2s, 2026			80,000	78,600

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	250,000	256,333

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022			$185,000	184,075

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			44,000	45,980

				13,283,974
Consumer staples (1.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			340,000	352,645

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			125,000	126,875

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			455,000	473,482

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	200,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			170,000	167,450

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			70,000	67,550

BlueLine Rental Finance Corp. 144A notes 7s, 2019			234,000	201,240

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			105,000	101,588

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			402,000	399,990

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	51,938

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			255,000	263,543

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	100,575

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			247,000	248,853

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			123,000	126,536

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			145,000	149,531

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	196,000

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			350,000	362,250

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			67,000	69,345

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5 1/4s, 2026			130,000	133,250

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5s, 2024			130,000	132,275

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			34,000	34,340

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			86,000	85,785

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			140,000	141,050

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			240,000	231,600

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			240,000	256,200

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			48,000	25,680

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			195,000	208,650

				4,908,721
Energy (7.4%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023			78,000	75,660

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			90,000	86,400

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			192,000	187,680

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			150,000	132,750

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021			65,000	58,175

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			125,000	100,625

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			18,000	15,066

California Resources Corp. 144A company guaranty notes 8s, 2022			316,000	224,360

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada) (In default)(NON)			90,000	40,050

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			187,000	158,483

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			193,000	193,483

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	88,440

Continental Resources, Inc. company guaranty sr. unsec. notes 3.8s, 2024			110,000	95,975

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			35,000	24,150

Denbury Resources, Inc. 144A company guaranty notes 9s, 2021			198,000	198,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			80,000	48,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			349,000	246,918

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			647,000	746,630

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			170,000	38,250

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			357,000	71,400

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			60,000	56,700

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (In default)(NON)			28,000	11,200

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			189,000	189,473

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada) (In default)(NON)			149,000	10,430

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)			440,000	150,700

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			80,000	4

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7s, 2024 (Canada)			47,000	36,190

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			92,000	71,300

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2017 (In default)(NON)			225,000	79,313

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			329,000	331,468

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			105,000	102,113

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			86,000	77,830

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			285,000	263,269

Pertamina Persero PT 144A sr. unsec. unsub. notes 4 7/8s, 2022 (Indonesia)			925,000	973,107

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	203,325

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8 3/8s, 2021 (Brazil)			422,000	434,660

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 7 7/8s, 2019 (Brazil)			390,000	402,188

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			2,398,000	2,125,228

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5 3/8s, 2021 (Brazil)			625,000	572,469

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			2,724,000	2,455,005

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			2,468,000	1,727,600

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8s, 2019 (Mexico)			1,535,000	1,710,082

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			2,285,000	2,199,084

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			84,000	73,080

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			26,000	22,880

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			100,000	102,250

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			100,000	99,250

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023			100,000	100,375

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			75,000	78,047

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			415,000	8,300

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			205,000	84,050

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			155,000	160,619

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)			20,000	1,200

SM Energy Co. sr. unsec. sub. notes 5s, 2024			91,000	77,805

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			115,000	106,375

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	46,000	33,113

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$55,000	52,525

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada) (In default)(NON)			45,000	11,475

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			30,000	6,900

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			48,000	37,080

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			31,000	28,474

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023			125,000	110,625

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	148,756

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			203,000	195,895

WPX Energy, Inc. sr. unsec. notes 7 1/2s, 2020			185,000	184,652

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			241,000	224,130

				18,961,089
Financials (4.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			336,000	321,720

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	629,975

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			95,000	95,238

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	78,102

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	141,833

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			65,000	65,325

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			110,000	111,375

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	140,738

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			130,000	132,275

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			205,000	216,275

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			165,000	172,631

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			195,000	200,850

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			100,000	103,500

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			344,000	327,660

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	96,000

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			119,000	125,545

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			160,000	162,000

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)			160,000	155,800

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			68,000	65,280

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			205,000	196,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			215,000	202,665

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			15,000	16,163

iStar, Inc. sr. unsec. notes 5s, 2019(R)			55,000	51,288

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			215,000	224,138

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			75,000	77,438

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			80,000	75,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			213,000	182,115

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			41,000	27,880

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			102,000	99,450

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			118,000	114,460

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			43,000	42,140

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			50,000	44,438

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			245,000	233,056

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			100,000	97,510

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7 3/4s, 2018 (Russia)			2,750,000	2,964,302

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			325,000	359,125

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			500,000	508,721

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			590,000	552,388

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			105,000	97,781

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			185,000	171,819

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			70,000	56,000

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			156,000	158,535

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			199,000	197,010

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4 7/8s, 2026(R)			25,000	25,688

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	1,047,471

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			200,000	209,000

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			61,000	29,966

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			91,000	89,863

				11,494,332
Health care (2.5%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			195,000	200,363

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			85,000	82,450

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			192,000	171,840

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			130,000	132,600

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			175,000	186,047

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			55,000	57,338

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			183,000	160,125

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			274,000	232,215

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			240,000	198,000

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			208,000	213,720

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			165,000	143,550

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)			400,000	352,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			158,000	154,050

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026			113,000	117,308

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			758,000	841,380

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			55,000	62,563

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			50,000	51,250

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			160,000	163,600

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			5,000	4,988

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021			160,000	170,099

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			143,000	127,628

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			70,000	70,875

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			120,000	119,700

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			130,000	135,248

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			249,000	256,470

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			498,000	516,675

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			96,000	97,200

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			35,000	35,263

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			98,000	97,265

Tenet Healthcare Corp. company guaranty sr. FRN 4.153s, 2020			170,000	167,875

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			355,000	374,525

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			231,000	243,705

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			30,000	26,475

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			23,000	19,780

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			160,000	128,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			179,000	144,543

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			35,000	28,875

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			85,000	68,266

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			124,000	105,943

				6,460,197
Technology (1.4%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			54,000	11,880

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			466,000	333,190

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			161,000	168,446

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			121,000	124,025

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023			195,000	202,327

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			200,000	202,500

First Data Corp. 144A notes 5 3/4s, 2024			190,000	188,575

First Data Corp. 144A sr. notes 5 3/8s, 2023			165,000	167,559

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			110,000	115,995

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			438,000	413,638

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			57,000	59,708

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			185,000	194,713

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			75,000	78,469

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			185,000	173,900

Micron Technology, Inc. 144A sr. notes 7 1/2s, 2023			39,000	41,438

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4 5/8s, 2023 (Netherlands)			215,000	218,763

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			125,000	61,250

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7 7/8s, 2020 (Germany)		EUR	200,000	233,099

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6 7/8s, 2021 (Germany)		EUR	265,000	308,911

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			$217,000	230,020

				3,528,406
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			205,000	195,263

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			385,000	381,150

				576,413
Utilities and power (1.8%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			665,000	666,663

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			70,000	68,600

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	152,213

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95s, 2026			60,000	63,007

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			340,000	330,650

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			45,000	47,138

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			35,000	36,400

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)			350,000	352,657

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	19,300

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			428,000	428,535

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	9,600

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022			247,000	291,084

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			138,850	162,801

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			150,000	159,000

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024			90,000	87,525

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	35,775

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			190,000	134,900

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			150,000	155,625

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			45,000	44,325

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			595,000	615,825

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2026			147,000	146,265

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			85,000	87,219

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			170,000	181,839

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	121,067

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	194,025

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	30,600

				4,622,638

Total corporate bonds and notes (cost $91,515,749)				$87,749,947

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.7%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. notes 7 1/2s, 2026 (Argentina)			$908,000	$983,742

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			420,000	441,525

Brazil (Federal Republic of) sr. unsec. unsub. notes 10s, 2017 (Brazil) (units)		BRL	2,850	871,231

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$725,000	815,625

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)			848,092	945,623

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			1,850,000	1,993,375

Cordoba (Province of) 144A sr. unsec. unsub. notes 7 1/8s, 2021 (Argentina)			1,295,000	1,298,238

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			265,000	289,102

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 1/4s, 2017 (Croatia)			225,000	232,228

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			200,000	218,088

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5 1/2s, 2025 (Dominican Republic)			725,000	737,688

Gabon (Republic of) 144A sr. unsec. bonds 6.95s, 2025 (Gabon)			322,000	280,781

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	132,000	140,023

Hellenic (Republic of) sr. unsec. unsub. bonds 4 3/4s, 2019 (Greece)		EUR	484,000	483,531

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	241,000	185,685

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	281,000	219,978

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	7,880,992	6,307,302

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	4,788,000	3,927,620

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			$200,000	215,011

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			560,000	564,030

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	213,730

Ukraine (Government of) 144A unsec. notes 7 3/4s, 2027 (Ukraine)			168,000	158,794

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,285,000	742,730

Total foreign government and agency bonds and notes (cost $24,266,175)				$22,265,680

SENIOR LOANS (1.8%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$233,801	$219,968

Asurion, LLC bank term loan FRN 8 1/2s, 2021			139,000	133,730

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			136,799	99,692

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			220,457	154,687

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			851,175	849,047

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			69,650	69,940

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			254,800	238,238

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			37,010	36,363

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			62,560	62,427

DPx Holdings BV bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			117,600	114,248

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			90,670	85,995

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			208,146	154,548

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938s, 2019			323,000	235,655

Jeld-Wen, Inc. bank term loan FRN 4s, 2021			158,791	158,592

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022			104,213	104,082

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6s, 2022			270,000	265,410

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			129,661	113,129

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			164,175	154,598

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			282,641	253,406

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			78,600	73,949

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5s, 2023			149,625	148,814

ROC Finance, LLC bank term loan FRN 5s, 2019			339,874	322,880

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			59,961	55,614

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			118,001	114,313

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			496,516	164,781

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			5,096	1,691

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			101,908	98,749

Total senior loans (cost $5,141,959)				$4,484,546

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$3,987,800	$24,641

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		3,987,800	6,181

Goldman Sachs International

1.4825/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.4825		18,819,400	213,224

1.3275/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.3275		11,081,000	42,551

2.089/6 month AUD-BBR-BBSW/Jul-26	Jul-16/2.089	AUD	6,296,000	14,556

(1.65)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65		18,819,400	12,985

(1.73)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.73		18,819,400	4,893

(1.82)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.82		21,360,800	21

(1.306)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.306		21,360,800	21

JPMorgan Chase Bank N.A.

(1.15)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.15		21,360,800	214

Total purchased swap options outstanding (cost $802,340)				$319,287

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

EUR/USD (Put)	Jul-16/$1.10	EUR	9,181,100	$53,389

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.80		$10,000,000	33,400

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.70		10,000,000	30,600

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.52		10,000,000	25,700

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.42		10,000,000	23,600

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.78		10,000,000	12,600

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.59		10,000,000	10,500

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.48		10,000,000	9,400

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.30		10,000,000	7,800

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.52		10,000,000	1,700

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.39		10,000,000	1,400

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.98		10,000,000	10

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/102.03		10,000,000	10

USD/CAD (Call)	Jul-16/ CAD 1.32		5,053,000	13,997

Total purchased options outstanding (cost $1,081,160)				$224,106

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$100,000	$100,813

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			69,000	45,928

Total convertible bonds and notes (cost $155,715)				$146,741

COMMON STOCKS (0.0%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			9,978	$100

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			9,978	100

Tribune Media Co. Class 1C(F)			40,066	10,017

Total common stocks (cost $65,186)				$10,217

SHORT-TERM INVESTMENTS (6.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.47%(AFF)		Shares	7,564,651	$7,564,651

SSgA Prime Money Market Fund Class N 0.39%(P)		Shares	40,000	40,000

U.S. Treasury Bills 0.27%, August 18, 2016(SEG)(SEGSF)(SEGCCS)			$3,441,000	3,439,947

U.S. Treasury Bills 0.20%, August 11, 2016(SEGSF)(SEGCCS)			2,654,000	2,653,384

U.S. Treasury Bills 0.20%, August 4, 2016(SEGCCS)			832,000	831,831

U.S. Treasury Bills 0.24%, July 21, 2016			99,000	98,990

U.S. Treasury Bills 0.23%, July 14, 2016(SEGSF)(SEGCCS)			2,696,000	2,695,879

U.S. Treasury Bills 0.22%, July 7, 2016(SEGSF)			260,000	259,997

Total short-term investments (cost $17,584,448)				$17,584,679

TOTAL INVESTMENTS

Total investments (cost $397,662,112)(b)				$379,840,661

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $142,902,576) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$2,755,954	$2,679,565	$76,389
	British Pound	Sell	9/21/16	1,173,435	1,207,224	33,789
	Canadian Dollar	Sell	7/21/16	147,694	157,283	9,589
	Chilean Peso	Buy	7/21/16	297,503	292,149	5,354
	Chilean Peso	Sell	7/21/16	297,503	290,086	(7,417)
	Euro	Buy	9/21/16	603,744	635,158	(31,414)
	Hong Kong Dollar	Sell	8/18/16	1,310,240	1,310,100	(140)
	Japanese Yen	Sell	8/18/16	79,593	94,091	14,498
	Malaysian Ringgit	Buy	8/18/16	1,302,061	1,296,955	5,106
	New Zealand Dollar	Buy	7/21/16	2,214,372	2,148,712	65,660
	Swedish Krona	Sell	9/21/16	1,248,917	1,320,232	71,315
Barclays Bank PLC
	Australian Dollar	Buy	7/21/16	1,464,475	1,485,021	(20,546)
	British Pound	Sell	9/21/16	2,444,789	2,515,146	70,357
	Canadian Dollar	Sell	7/21/16	1,437,069	1,448,636	11,567
	Euro	Buy	9/21/16	2,561,099	2,568,226	(7,127)
	Japanese Yen	Sell	8/18/16	1,251,662	1,283,034	31,372
	New Zealand Dollar	Sell	7/21/16	666,830	638,548	(28,282)
	Norwegian Krone	Buy	9/21/16	459,568	460,737	(1,169)
	Swedish Krona	Buy	9/21/16	1,264,856	1,290,757	(25,901)
	Swedish Krona	Sell	9/21/16	1,286,962	1,271,033	(15,929)
	Swiss Franc	Buy	9/21/16	91,549	97,126	(5,577)
Citibank, N.A.
	Australian Dollar	Buy	7/21/16	1,297,814	1,267,701	30,113
	Brazilian Real	Sell	10/3/16	196,979	183,036	(13,943)
	British Pound	Buy	9/21/16	1,778,137	1,926,060	(147,923)
	Canadian Dollar	Sell	7/21/16	1,657,062	1,657,552	490
	Euro	Sell	9/21/16	1,946,782	1,971,295	24,513
	Mexican Peso	Buy	7/21/16	109,018	112,434	(3,416)
	New Zealand Dollar	Buy	7/21/16	2,277,937	2,197,724	80,213
	South African Rand	Buy	7/21/16	1,269,327	1,245,101	24,226
Credit Suisse International
	Australian Dollar	Buy	7/21/16	1,313,318	1,355,272	(41,954)
	Australian Dollar	Sell	7/21/16	1,335,084	1,334,328	(756)
	British Pound	Sell	9/21/16	1,271,354	1,291,302	19,948
	Canadian Dollar	Sell	7/21/16	3,175,254	3,129,433	(45,821)
	Hong Kong Dollar	Sell	8/18/16	1,001,332	1,001,251	(81)
	Japanese Yen	Sell	8/18/16	1,368,005	1,287,166	(80,839)
	New Zealand Dollar	Buy	7/21/16	2,877,707	2,807,021	70,686
	Norwegian Krone	Sell	9/21/16	3,447,469	3,459,380	11,911
	Swedish Krona	Sell	9/21/16	5,062,615	5,168,975	106,360
Deutsche Bank AG
	Australian Dollar	Sell	7/21/16	657,031	639,636	(17,395)
	Euro	Buy	9/21/16	175,058	169,546	5,512
	Japanese Yen	Sell	8/18/16	136,390	68,975	(67,415)
Goldman Sachs International
	Australian Dollar	Buy	7/21/16	2,258,430	2,300,028	(41,598)
	British Pound	Sell	9/21/16	2,420,276	2,522,226	101,950
	Canadian Dollar	Buy	7/21/16	1,295,336	1,226,112	69,224
	Euro	Buy	9/21/16	3,714,723	3,755,676	(40,953)
	Indonesian Rupiah	Buy	8/18/16	1,289,202	1,269,947	19,255
	Japanese Yen	Sell	8/18/16	2,969,224	2,986,061	16,837
	New Zealand Dollar	Buy	7/21/16	2,182,697	2,064,126	118,571
	South Korean Won	Buy	8/18/16	343	21,033	(20,690)
	Swedish Krona	Sell	9/21/16	3,247,742	3,263,407	15,665
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/21/16	1,327,777	1,296,592	31,185
	British Pound	Sell	9/21/16	1,271,354	1,291,326	19,972
	Canadian Dollar	Sell	7/21/16	739,319	732,526	(6,793)
	Euro	Sell	9/21/16	3,155,939	3,176,599	20,660
	Hong Kong Dollar	Sell	8/18/16	1,308,537	1,308,533	(4)
	Polish Zloty	Sell	9/21/16	42,659	52,744	10,085
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/21/16	649,504	720,505	(71,001)
	British Pound	Sell	9/21/16	3,578,657	3,691,156	112,499
	Canadian Dollar	Buy	7/21/16	1,310,044	1,311,431	(1,387)
	Euro	Buy	9/21/16	2,689,416	2,730,091	(40,675)
	Hong Kong Dollar	Sell	8/18/16	1,337,543	1,337,417	(126)
	Indonesian Rupiah	Buy	11/16/16	1,256,567	1,263,473	(6,906)
	Japanese Yen	Sell	8/18/16	1,399,874	1,380,611	(19,263)
	New Zealand Dollar	Buy	7/21/16	2,154,731	2,027,070	127,661
	Norwegian Krone	Buy	9/21/16	1,926,493	1,962,066	(35,573)
	Russian Ruble	Buy	9/21/16	1,275,678	1,244,921	30,757
	Swedish Krona	Sell	9/21/16	6,582,686	6,728,667	145,981
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/21/16	1,464,923	1,364,790	(100,133)
	British Pound	Sell	9/21/16	1,078,180	1,076,872	(1,308)
	Canadian Dollar	Sell	7/21/16	2,707,868	2,708,176	308
	Euro	Sell	9/21/16	4,893,053	4,946,117	53,064
	Japanese Yen	Sell	8/18/16	1,274,125	1,282,513	8,388
	New Zealand Dollar	Buy	7/21/16	3,093,158	3,027,044	66,114
	Norwegian Krone	Sell	9/21/16	2,693,564	2,677,565	(15,999)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/21/16	1,234,161	1,287,820	(53,659)
	Australian Dollar	Sell	7/21/16	1,307,951	1,281,204	(26,747)
	Brazilian Real	Sell	10/3/16	682,246	634,760	(47,486)
	British Pound	Sell	9/21/16	1,173,435	1,221,449	48,014
	Canadian Dollar	Buy	7/21/16	1,935,187	1,965,217	(30,030)
	Singapore Dollar	Sell	8/18/16	1,320,377	1,310,903	(9,474)
UBS AG
	Australian Dollar	Buy	7/21/16	1,310,187	1,260,061	50,126
	Canadian Dollar	Sell	7/21/16	1,463,543	1,458,078	(5,465)
	Euro	Sell	9/21/16	1,268,697	1,298,965	30,268
	Japanese Yen	Buy	8/18/16	1,332,884	1,319,777	13,107
	Japanese Yen	Sell	8/18/16	1,362,349	1,313,347	(49,002)
	New Zealand Dollar	Buy	7/21/16	1,338,583	1,281,006	57,577
WestPac Banking Corp.
	Canadian Dollar	Buy	7/21/16	1,139,051	1,123,081	15,970
	Mexican Peso	Buy	7/21/16	1,993	1,946	47
	Mexican Peso	Sell	7/21/16	1,993	1,924	(69)
	New Zealand Dollar	Buy	7/21/16	661,479	632,610	28,869

Total						$793,736

FUTURES CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	29	$4,997,969	Sep-16	$271,817
U.S. Treasury Bond Ultra 30 yr (Long)	22	4,100,250	Sep-16	254,503
U.S. Treasury Note 5 yr (Long)	3	366,492	Sep-16	6,697
U.S. Treasury Note 10 yr (Short)	68	$9,042,938	Sep-16	(244,509)
U.S. Treasury Note Ultra 10 yr (Short)	10	1,456,719	Sep-16	(47,911)

Total				$240,597

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/16 (premiums $1,923,221) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$3,987,800	$69,164
Goldman Sachs International

1.65875/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65875	18,819,400	2,258
(1.215)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.215	21,360,800	24,138
(0.901)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.901	21,360,800	25,633
1.57/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.57	18,819,400	30,111
(0.7325)/3 month USD-LIBOR-BBA/Jul-18	Jul-16/0.7325	51,940,000	39,995
JPMorgan Chase Bank N.A.

1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	21,360,800	21
1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	21,360,800	21
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,568,000	613,484

Total			$804,825

WRITTEN OPTIONS OUTSTANDING at 6/30/16 (premiums $984,375) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.18	$10,000,000	$18,700
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.09	10,000,000	17,100
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.90	10,000,000	14,200
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.80	10,000,000	12,900
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.56	10,000,000	10,200
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.47	10,000,000	9,300
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.28	10,000,000	7,700
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.19	10,000,000	7,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.04	10,000,000	6,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.85	10,000,000	5,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.75	10,000,000	4,500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.56	10,000,000	3,700
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.30	10,000,000	2,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.11	10,000,000	2,400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.02	10,000,000	2,100
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/99.83	10,000,000	1,800
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.80	10,000,000	500
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	10,000,000	400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	10,000,000	100
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	10,000,000	100
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	10,000,000	10
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	10,000,000	10
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	10,000,000	10
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.39	10,000,000	10

Total			$126,540

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(1.455)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-16/1.455	$22,806,600	$(127,147)	$(2,281)
1.585/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.585	22,806,600	44,473	(2,281)
1.515/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.515	22,806,600	78,683	(2,737)
Goldman Sachs International

(2.0745)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.0745	11,403,300	(41,052)	1,254
1.5595/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.5595	11,403,300	(52,455)	(10,035)
1.1665/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.1665	45,613,200	45,613	4,561
(0.6665)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.6665	45,613,200	47,894	456
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	5,037,775	(123,441)	212,947
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	5,037,775	(128,005)	175,466
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	18,352,200	(128,924)	51,698
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	9,176,100	(60,672)	29,630
(2.01575)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.01575	11,403,300	(44,473)	7,184
1.49825/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.49825	11,403,300	(44,473)	(9,807)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	5,037,775	(134,045)	(132,010)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	5,037,775	(141,058)	(139,446)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	22,065,500	146,184	145,853
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	22,065,500	141,058	140,557
(0.634)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.634	45,613,200	44,473	1,825
1.134/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.134	45,613,200	44,473	(912)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	18,352,200	56,194	(51,753)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	36,704,400	117,454	(98,735)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	22,065,500	127,038	(200,133)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	22,065,500	125,773	(240,955)

Total			$(6,435)	$(119,654)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/16 (proceeds receivable $33,322,695) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2046	$1,000,000	7/14/16	$1,072,188
Federal National Mortgage Association, 3 1/2s, July 1, 2046	7,000,000	7/14/16	7,384,453
Federal National Mortgage Association, 3s, July 1, 2046	19,000,000	7/14/16	19,713,983
Government National Mortgage Association, 3 1/2s, July 1, 2046	5,000,000	7/20/16	5,305,860

Total			$33,476,484

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	37,435,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$17,950
MXN	22,629,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	10,774

Total		—	$28,724

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$41,820,800		$(251,477)	6/28/26	3 month USD-LIBOR-BBA	1.4825%	$169,850
		20,910,400		250,649	6/28/26	1.65875%	3 month USD-LIBOR-BBA	(313,666)
		41,820,800		(230,566)	6/21/26	3 month USD-LIBOR-BBA	1.55%	470,081
		20,910,400		229,738	6/21/26	1.715%	3 month USD-LIBOR-BBA	(451,740)
		100,045,000	(E)	214,561	9/21/18	1.12%	3 month USD-LIBOR-BBA	(488,956)
		17,486,300	(E)	112,094	9/21/21	1.40%	3 month USD-LIBOR-BBA	(211,281)
		20,322,800	(E)	221,626	9/21/26	1.75%	3 month USD-LIBOR-BBA	(439,271)
		587,900	(E)	13,855	9/21/46	2.17%	3 month USD-LIBOR-BBA	(30,743)
		56,275,000		(211)	6/8/18	0.95082%	3 month USD-LIBOR-BBA	(244,297)
		14,755,000		(119)	6/8/21	3 month USD-LIBOR-BBA	1.22839%	182,190
		12,425,000		(164)	6/8/26	1.60208%	3 month USD-LIBOR-BBA	(275,930)
		7,322,000		(249)	6/8/46	3 month USD-LIBOR-BBA	2.06188%	389,364
		119,372,000	(E)	(480,557)	9/21/18	3 month USD-LIBOR-BBA	1.05%	192,822
		3,860,000	(E)	5,358	9/21/46	3 month USD-LIBOR-BBA	2.10%	231,670
		36,002,000	(E)	(212,760)	9/21/21	3 month USD-LIBOR-BBA	1.30%	275,930
		32,896,000	(E)	(21,201)	9/21/26	1.65%	3 month USD-LIBOR-BBA	(776,165)
		16,101,000		(116)	6/21/26	3 month USD-LIBOR-BBA	1.42%	68,739
		7,800,000		(103)	6/20/26	1.4215%	3 month USD-LIBOR-BBA	(34,702)
		8,540,000		(113)	6/24/26	3 month USD-LIBOR-BBA	1.56%	150,395
		6,586,800		(87)	6/28/26	1.5675%	3 month USD-LIBOR-BBA	(120,175)
		31,365,600		51,862	6/28/26	1.4825%	3 month USD-LIBOR-BBA	(264,133)
		18,819,400		(42,069)	7/1/26	3 month USD-LIBOR-BBA	1.4825%	144,525
		12,000,000		(45)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(5,737)
		7,700,000		(102)	6/29/26	1.36146%	3 month USD-LIBOR-BBA	11,642
		7,700,000		(102)	6/29/26	1.3534%	3 month USD-LIBOR-BBA	17,598
		12,000,000		(45)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(5,629)
		7,700,000		(102)	6/29/26	1.35735%	3 month USD-LIBOR-BBA	14,678
		12,000,000		(45)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(4,546)
		5,249,300		(69)	6/29/26	1.336%	3 month USD-LIBOR-BBA	20,763
		7,600,000		(100)	6/30/26	1.35629%	3 month USD-LIBOR-BBA	15,600
	AUD	9,076,000	(E)	67,499	9/28/26	2.35%	6 month AUD-BBR-BBSW	(21,376)
	AUD	25,940,000	(E)	3,072	9/28/18	3 month AUD-BBR-BBSW	1.75%	9,320
	AUD	9,111,000	(E)	4,499	9/28/21	2.05%	6 month AUD-BBR-BBSW	(11,938)
	CAD	33,676,000	(E)	(21,067)	9/21/18	3 month CAD-BA-CDOR	0.90%	(1,726)
	CAD	12,582,000	(E)	85,927	9/21/26	1.50%	3 month CAD-BA-CDOR	(67,615)
	CAD	5,187,000	(E)	15,963	9/21/21	1.05%	3 month CAD-BA-CDOR	(6,890)
	CHF	2,438,000	(E)	47,832	9/21/26	6 month CHF-LIBOR-BBA	0.15%	(10,024)
	CHF	6,737,000	(E)	19,790	9/21/18	6 month CHF-LIBOR-BBA	0.70%	(7,268)
	CHF	17,818,000	(E)	136,693	9/21/21	6 month CHF-LIBOR-BBA	0.55%	(53,858)
	EUR	29,288,000	(E)	171,443	9/21/21	0.05%	6 month EUR-EURIBOR-REUTERS	(39,368)
	EUR	5,681,000	(E)	(81,588)	9/21/26	6 month EUR-EURIBOR-Telerate	0.55%	16,732
	GBP	8,935,000	(E)	3,285	9/21/18	6 month GBP-LIBOR-BBA	0.75%	68,646
	GBP	7,905,000	(E)	206,485	9/21/21	1.00%	6 month GBP-LIBOR-BBA	(1,986)
	GBP	87,000	(E)	(4,107)	9/21/26	6 month GBP-LIBOR-BBA	1.35%	(115)
	JPY	511,900,000		(30)	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	306,350
	JPY	129,260,000		(19)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	417,841
	JPY	165,552,000		(40)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	298,494
	JPY	129,260,000		(19)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(386,052)
	JPY	165,552,000		(44)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(278,939)
	NOK	20,338,000	(E)	(27,269)	9/21/26	6 month NOK-NIBOR-NIBR	1.50%	6,424
	NOK	710,000	(E)	—	9/21/18	0.80%	6 month NOK-NIBOR-NIBR	70
	NOK	910,000	(E)	602	9/21/21	1.10%	6 month NOK-NIBOR-NIBR	(170)
	NZD	6,989,000		38,276	6/15/26	3.10%	3 month NZD-BBR-FRA	(156,133)
	NZD	9,578,000		2,143	6/15/18	3 month NZD-BBR-FRA	2.40%	25,012
	NZD	29,659,000		(23,926)	6/15/21	2.70%	3 month NZD-BBR-FRA	(396,732)
	NZD	1,096,000		(4,708)	6/15/21	3 month NZD-BBR-FRA	2.7003%	9,079
	NZD	9,494,000		14,637	6/15/18	2.4001%	3 month NZD-BBR-FRA	(8,045)
	NZD	3,041,000	(E)	(10,934)	9/21/21	3 month NZD-BBR-FRA	2.50%	5,157
	NZD	530,000	(E)	(8,934)	9/21/26	3 month NZD-BBR-FRA	2.90%	(1,664)
	SEK	35,396,000	(E)	(31,679)	9/21/26	3 month SEK-STIBOR-SIDE	1.10%	95,322
	SEK	20,345,000	(E)	14,658	9/21/21	0.30%	3 month SEK-STIBOR-SIDE	(15,064)

	Total			$477,781	$(1,517,640)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$365,564	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,557)
	138,986	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	280
	340,227	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(590)
	330,556	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	665
	38,535	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(27)
	172,376	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	32
	824,843	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,660
	1,132,999	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,156
	381,664	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,760)
	495,112	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(4,364)
	298,218	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,629)
	378,027	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(3,332)
	577,386	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(403)
	82,823	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(58)
	1,414,045	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,127
	1,186,346	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,416
	2,377,960	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,895
	198,707	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,467
	2,620,713	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,368)
	1,787,402	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,010
	10,445,798	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	39,494
	6,240,977	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(52,832)
EUR	2,881,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(14,100)
EUR	1,441,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(5,837)
EUR	2,049,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(7,163)
Citibank, N.A.
	$649,020	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,454
	1,390,956	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,259
	129,915	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	491
Credit Suisse International
	556,382	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,104
	422,298	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,575)
	833,110	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(7,343)
	881,866	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,187
	977,564	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,075
	866,884	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(7,641)
	321,999	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,913)
	266,222	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,430)
	701,569	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(8,710)
	234,669	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,913)
	429,109	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,327)
	3,234,472	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(42,326)
	836,026	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,940)
	829,246	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(11,845)
	1,556,072	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,908
Deutsche Bank AG
	422,298	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,575)
Goldman Sachs International
	469,629	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(814)
	190,509	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(133)
	907,459	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,311)
	907,459	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,311)
	290,171	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,456)
	109,006	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(923)
	834,765	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(9,533)
	25,340	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(44)
	216,017	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(374)
	583,989	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,639)
	227,077	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(394)
	454,155	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(787)
	14,305	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10)
	67,561	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(821)
	204,814	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,734)
	397,488	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,365)
	245,724	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,080)
	18,898	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(160)
	50,359	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(426)
	2,117,143	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(26,389)
	1,844,241	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22,988)
	434,188	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,276)
	1,405,143	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,044
	1,901,479	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(24,497)
	1,502,511	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(19,357)
	695,094	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(8,955)
	829,660	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,857)
	874,676	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	10,859
EUR	10,371,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(85,744)
EUR	3,424,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(28,308)
EUR	2,881,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	(607)
EUR	2,881,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	(5,851)
EUR	2,882,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(45,889)
EUR	1,717,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(15,320)
JPMorgan Chase Bank N.A.
	$2,787,045	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(33,866)
	1,593,881	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,368)
	2,441,492	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,667)
	1,512,994	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,385)
	1,405,143	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,044
EUR	1,441,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(28,839)
EUR	1,441,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(27,363)
EUR	1,837,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	(16,920)
EUR	1,511,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(12,650)

Total		$—	$(571,342)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,375	$64,000	5/11/63	300 bp	$(329)
	CMBX NA BBB- Index	BBB-/P	8,497	141,000	5/11/63	300 bp	(1,866)
	CMBX NA BBB- Index	BBB-/P	17,409	282,000	5/11/63	300 bp	(3,318)
	CMBX NA BBB- Index	BBB-/P	16,587	291,000	5/11/63	300 bp	(4,802)
	Credit Suisse International
	CMBX NA BB Index	—	(47,639)	2,699,000	5/11/63	(500 bp)	320,685
	CMBX NA BB Index	—	(1,359)	140,000	1/17/47	(500 bp)	25,880
	CMBX NA BBB- Index	BBB-/P	6,547	73,000	5/11/63	300 bp	1,182
	CMBX NA BBB- Index	BBB-/P	2,023	154,000	5/11/63	300 bp	(9,296)
	CMBX NA BBB- Index	BBB-/P	7,175	655,000	5/11/63	300 bp	(40,967)
	CMBX NA BBB- Index	BBB-/P	14,751	1,019,000	5/11/63	300 bp	(60,146)
	CMBX NA BBB- Index	BBB-/P	1,266	12,000	1/17/47	300 bp	53
	CMBX NA BBB- Index	BBB-/P	84,881	845,000	1/17/47	300 bp	(549)
	CMBX NA BBB- Index	BBB-/P	227,253	3,042,000	1/17/47	300 bp	(80,293)
	CMBX NA BBB- Index	BBB-/P	127,703	3,588,000	1/17/47	300 bp	(235,043)
	CMBX NA BBB- Index	BBB-/P	421,041	12,275,000	1/17/47	300 bp	(819,962)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(906)	131,000	5/11/63	300 bp	(10,535)
	CMBX NA BBB- Index	BBB-/P	627	63,000	1/17/47	300 bp	(5,742)
	CMBX NA BBB- Index	BBB-/P	303	85,000	1/17/47	300 bp	(8,290)
	CMBX NA BBB- Index	BBB-/P	303	85,000	1/17/47	300 bp	(8,290)
	CMBX NA BBB- Index	BBB-/P	2,777	103,000	1/17/47	300 bp	(7,636)
	CMBX NA BBB- Index	BBB-/P	761	178,000	1/17/47	300 bp	(17,235)
	CMBX NA BBB- Index	BBB-/P	635	178,000	1/17/47	300 bp	(17,361)
	CMBX NA BBB- Index	BBB-/P	635	178,000	1/17/47	300 bp	(17,361)
	CMBX NA BBB- Index	BBB-/P	1,145	292,000	1/17/47	300 bp	(28,376)
	CMBX NA BB Index	—	(3,293)	385,000	5/11/63	(500 bp)	49,247
	CMBX NA BB Index	—	(2,365)	223,000	5/11/63	(500 bp)	28,067
	CMBX NA BB Index	—	(1,143)	119,000	5/11/63	(500 bp)	15,097
	CMBX NA BB Index	—	2,532	112,000	5/11/63	(500 bp)	17,817
	CMBX NA BB Index	—	1,027	61,000	5/11/63	(500 bp)	9,351
	CMBX NA BB Index	—	523	51,000	5/11/63	(500 bp)	7,483
	CMBX NA BB Index	—	62	51,000	5/11/63	(500 bp)	7,022
	CMBX NA BB Index	—	(1,448)	140,000	1/17/47	(500 bp)	25,791
	CMBX NA BB Index	—	(146)	73,000	1/17/47	(500 bp)	14,058
	CMBX NA BBB- Index	BBB-/P	34	3,000	5/11/63	300 bp	(186)
	CMBX NA BBB- Index	BBB-/P	(51)	19,000	5/11/63	300 bp	(1,447)
	CMBX NA BBB- Index	BBB-/P	(193)	48,000	5/11/63	300 bp	(3,721)
	CMBX NA BBB- Index	BBB-/P	(602)	60,000	5/11/63	300 bp	(5,012)
	CMBX NA BBB- Index	BBB-/P	(1,283)	77,000	5/11/63	300 bp	(6,943)
	CMBX NA BBB- Index	BBB-/P	(908)	113,000	5/11/63	300 bp	(9,213)
	CMBX NA BBB- Index	BBB-/P	(1,287)	118,000	5/11/63	300 bp	(9,960)
	CMBX NA BBB- Index	BBB-/P	(1,966)	196,000	5/11/63	300 bp	(16,372)
	CMBX NA BBB- Index	BBB-/P	6,073	147,000	1/17/47	300 bp	(8,788)
	CMBX NA BBB- Index	BBB-/P	7,025	169,000	1/17/47	300 bp	(10,061)
	CMBX NA BBB- Index	BBB-/P	7,940	184,000	1/17/47	300 bp	(10,662)
	CMBX NA BBB- Index	BBB-/P	7,407	184,000	1/17/47	300 bp	(11,196)
	CMBX NA BBB- Index	BBB-/P	7,407	184,000	1/17/47	300 bp	(11,196)
	CMBX NA BBB- Index	BBB-/P	5,988	200,000	1/17/47	300 bp	(14,232)
	CMBX NA BBB- Index	BBB-/P	4,300	204,000	1/17/47	300 bp	(16,324)
	CMBX NA BBB- Index	BBB-/P	9,514	314,000	1/17/47	300 bp	(22,231)
	CMBX NA BBB- Index	BBB-/P	43,693	315,000	1/17/47	300 bp	11,846
	CMBX NA BBB- Index	BBB-/P	11,316	382,000	1/17/47	300 bp	(27,304)
	CMBX NA BBB- Index	BBB-/P	120,386	605,000	1/17/47	300 bp	59,216
	CMBX NA BBB- Index	BBB-/P	21,189	665,000	1/17/47	300 bp	(46,041)
	CMBX NA BBB- Index	BBB-/P	29,631	957,000	1/17/47	300 bp	(67,122)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	1,268	50,000	1/17/47	300 bp	(3,787)
	CMBX NA BBB- Index	BBB-/P	8,386	159,000	1/17/47	300 bp	(7,689)
	CMBX NA BBB- Index	BBB-/P	11,619	210,000	1/17/47	300 bp	(9,612)
	CMBX NA BBB- Index	BBB-/P	11,137	426,000	1/17/47	300 bp	(31,932)

	Total		$1,200,562	$(1,135,633)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $255,955,827.
(b)	The aggregate identified cost on a tax basis is $403,492,697, resulting in gross unrealized appreciation and depreciation of $1,900,292 and $25,552,508, respectively, or net unrealized depreciation of $23,652,036.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$1,017,662	$1,017,662	$19	$—
	Putnam Short Term Investment Fund*	1,182,949	74,902,531	68,520,829	26,875	7,564,651
	Totals	$1,182,949	$75,920,193	$69,538,491	$26,894	$7,564,651
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $134,569,731 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.6%
	Greece	3.0
	Russia	1.6
	Argentina	1.6
	Brazil	1.5
	Venezuela	1.3
	Mexico	1.2
	Canada	1.0
	Luxembourg	0.6
	Indonesia	0.5
	Other	2.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedging duration and convexity, to isolate prepayment risk, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedging currency exposures and for gaining exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $147,057 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,073,727 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,403,279 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$10,017
Energy	—	—	200
Total common stocks	—	—	10,217
Convertible bonds and notes	—	146,741	—
Corporate bonds and notes	—	87,749,943	4
Foreign government and agency bonds and notes		22,265,680
Mortgage-backed securities	—	125,630,202	365,347
Purchased options outstanding	—	224,106	—
Purchased swap options outstanding	—	319,287	—
Senior loans	—	4,484,546	—
U.S. government agency obligations	—	144,127	—
U.S. government and agency mortgage obligations	—	120,915,782	—
U.S. government and agency mortgage obligations	7,604,651	9,980,028	—

Totals by level	$7,604,651	$371,860,442	$375,568

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$793,736	$—
Futures contracts	240,597	—	—
Written options outstanding	—	(126,540)	—
Written swap options outstanding	—	(804,825)	—
Forward premium swap option contracts	—	(119,654)	—
TBA sale commitments	—	(33,476,484)	—
Interest rate swap contracts	—	(1,966,697)	—
Total return swap contracts	—	(571,342)	—
Credit default contracts	—	(2,336,195)	—

Totals by level	$240,597	$(38,608,001)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2016	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of June 30, 2016
Common stocks*:
Consumer cyclicals	$10,017	$--	$--	$--	$--	$--	$--	$--	$10,017
Energy	798	--	--	(598)	--	--	--	--	200
Total common stocks	$10,815	$--	$--	$(598)	$--	$--	$--	$--	$10,217
Corporate bonds and notes	$6	--	2	(2)	--	(2)	--	--	$4
Mortgage-backed securities	$4,913,176	(296,543)	(45,906)	31,256	--	(855,000)	326,747	(3,708,383)	$365,347
Totals	$4,923,997	$(296,543)	$(45,904)	$30,656	$--	$(855,002)	$326,747	$(3,708,383)	$375,568

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

†Transfers during the reporting period are accounted for using the end of period market value. Transfers in include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period. Transfers out include valuations where a secondary pricing source was obtained for certain securities.

# Includes $598 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$573,747	$2,909,942
Foreign exchange contracts	2,035,401	1,174,279
Interest rate contracts	7,002,613	9,875,067

Total	$9,611,761	$13,959,288

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$84,000,000
Purchased currency options (contract amount)		$4,600,000
Purchased swap option contracts (contract amount)		$440,800,000
Written TBA commitment option contracts (contract amount) (Note 3)		$171,000,000
Written swap option contracts (contract amount)		551,500,000
Futures contracts (number of contracts)		$200
Forward currency contracts (contract amount)		$247,000,000
OTC interest rate swap contracts (notional)		$476,200,000
Centrally cleared interest rate swap contracts (notional)		$2,057,500,000
OTC total return swap contracts (notional)		$123,300,000
OTC credit default contracts (notional)		$37,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$--	$--	$--	$--	$--	$--	$--	$--	$28,724	$--	$--	$--	$--	$--	$--	28,724
	Centrally cleared interest rate swap contracts§	--	--	1,802,757	--	--	--	--	--	--	--	--	--	--	--	--	1,802,757
	OTC Total return swap contracts*#	--	104,202	--	8,204	38,274	--	23,903	--	13,044	--	--	--	--	--	--	187,627
	OTC Credit default contracts*#	--	--	--	--	395,563	--	178,184	--	--	--	--	--	--	--	--	573,747
	Futures contracts§	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--
	Forward currency contracts#	281,700	113,296	--	159,555	208,905	5,512	341,502	81,902	416,898	--	--	127,874	48,014	151,078	44,886	1,981,122
	Forward premium swap option contracts#	--	--	--	--	--	--	6,271	--	765,160	--	--	--	--	--	--	771,431
	Purchased swap options#	--	--	--	--	30,822	--	288,251	--	214	--	--	--	--	--	--	319,287
	Purchased options#	--	--	--	67,386	--	--	--	--	156,720	--	--	--	--	--	--	224,106

	Total Assets	$281,700	$217,498	$1,802,757	$235,145	$673,564	$5,512	$838,111	$81,902	$1,380,760	$--	$--	$127,874	$48,014	$151,078	$44,886	$5,888,801

	Liabilities:
	OTC Interest rate swap contracts*#	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--	--
	Centrally cleared interest rate swap contracts§	--	--	1,782,803	--	--	--		--	--	--	--	--	--	--	--	1,782,803
	OTC Total return swap contracts*#	--	107,020	--	--	107,963	3,575	353,353	--	187,058	--	--	--	--	--	--	758,969
	OTC Credit default contracts*#	57,183	--	--	--	2,137,661	--	629,668	--	--	85,430	--	--	--	--	--	2,909,942
	Futures contracts§	--	--	--	--	--	--	--	--	--	--	31,859	--	--	--	--	31,859
	Forward currency contracts#	38,971	104,531	--	165,282	169,451	84,810	103,241	6,797	174,931	--	--	117,440	167,396	54,467	69	1,187,386
	Forward premium swap option contracts#	--	--	--	7,299	--	--	10,035	--	873,751	--	--	--	--	--	--	891,085
	Written swap options#	--	--	--	--	69,164	--	122,135	--	613,526	--	--	--	--	--	--	804,825
	Written options#	--	--	--	--	--	--	--	--	126,540	--	--	--	--	--	--	126,540

	Total Liabilities	$96,154	$211,551	$1,782,803	$172,581	$2,484,239	$88,385	$1,218,432	$6,797	$1,975,806	$85,430	$31,859	$117,440	$167,396	$54,467	$69	$8,493,409

	Total Financial and Derivative Net Assets	$185,546	$5,947	$19,954	$62,564	$(1,810,675)	$(82,873)	$(380,321)	$75,105	$(595,046)	$(85,430)	$(31,859)	$10,434	$(119,382)	$96,611	$44,817	$(2,604,608)
	Total collateral received (pledged)##†	$144,127	$--	$--	$40,000	$(1,810,675)	$(82,873)	$(208,937)	$--	$(595,046)	$(85,430)	$--	$10,434	$(119,382)	$--	$--
	Net amount	$41,419	$5,947	$19,954	$22,564	$--	$--	$(171,384)	$75,105	$--	$--	$(31,859)	$--	$--	$96,611	$44,817

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016